Acquisitions, divestments and equity-accounted companies	12 Months Ended
Dec. 31, 2023
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions, divestments and equity-accounted companies
—
Note 4
Acquisitions, divestments and equity-accounted companies
Acquisitions

of controlling interests
Acquisitions of controlling interests were

as follows:
($ in millions, except number

of acquired businesses)
2023 2022 2021
Purchase price for acquisitions

(net of cash acquired)
(1)
175 195 212
Aggregate excess of purchase

price over fair value

of net assets acquired
(2)
142 229 161
Number of acquired businesses

7 5 2
(1)

Excluding changes in cost- and equity-accounted companies.
(2)

Recorded as goodwill (see Note 11).
In the table above, the “Purchase

price for acquisitions” and

“Aggregate excess of purchase price

over fair
value of net assets acquired” amounts

for 2022, relate primarily to the acquisition

of InCharge Energy, Inc.
(In-Charge) and in 2021, relate primarily

to the acquisition of ASTI Mobile

Robotics Group SL (ASTI).

In 2023,
there were no significant acquisitions.
Acquisitions of controlling interests have

been accounted for under

the acquisition method and have

been
included in the Company’s Consolidated

Financial Statements since the date of

acquisition.

On January 26, 2022, the Company increased

its ownership in In-Charge

to a
60

percent controlling interest
through a stock purchase agreement.

In-Charge is headquartered in

Santa Monica, USA, and is a provider

of
turn-key commercial electric vehicle

charging hardware and

software solutions. The resulting

cash outflows
for the Company amounted to $ 134

million (net of cash acquired

of $
4

million). The acquisition expands

the
market presence of the E-mobility operating

segment, particularly in

the North American market. In
connection with the acquisition, the Company’s

pre-existing
13.2

percent ownership of In-Charge

was
revalued to fair value and a gain

of $
32

million was recorded

in Other income (expense), net in 2022.

The
Company entered into an agreement

with the remaining noncontrolling

shareholders allowing either party to
put or call the remaining 40

percent of the shares until 2027.

The amount for which either party

can exercise
their option is dependent on a formula

based on revenues and

thus, the amount is subject

to change. As a
result of this agreement, the noncontrolling

interest is classified as Redeemable

noncontrolling interest (i.e.
mezzanine equity) in the Consolidated

Balance Sheets and was initially

recognized at fair value.
On August 2, 2021, the Company acquired

the shares of ASTI. ASTI

is headquartered in Burgos,

Spain, and
is a global autonomous mobile

robot (AMR) manufacturer. The resulting cash outflows

for the Company
amounted to $ 186

million (net of cash acquired).

The acquisition expands

the Company’s robotics and
automation offering in its Robotics &

Discrete Automation operating

segment.
While the Company uses its best

estimates and assumptions

as part of the purchase price allocation

process
to value assets acquired and

liabilities assumed at the

acquisition date, the purchase price

allocation for
acquisitions is preliminary

for up to 12 months after the acquisition

date and is subject to refinement as

more
detailed analyses are completed

and additional information about

the fair values of the acquired

assets and
liabilities becomes available.
Business divestments and spin-offs
In 2023, the Company received

proceeds (net of transaction

costs and cash disposed) of $
553

million,
relating to divestments of consolidated

businesses and recorded

gains of $
101

million, in Other income
(expense), net on the sale of such

businesses. These are

primarily due to the divestment of

the Company’s
Power Conversion Division

to AcBel Polytech Inc., which prior

to its sale was part of the Company’s
Electrification operating segment. Certain

amounts included in

the net gain for the sale of the Power
Conversion Division are

estimated or otherwise subject to change

in value and, as a result, the Company
may record additional adjustments

to the gain in future

periods which are not expected to have

a material
impact on the Consolidated Financial

Statements.

On September 7, 2022, the shareholders

approved the spin-off of the Company’s

Turbocharging Division into
an independent, publicly traded

company, Accelleron Industries AG (Accelleron), which

was completed
through the distribution of common

stock of Accelleron to the stockholders

of ABB on October 3, 2022. As a
result of the spin-off of this Division, the Company

distributed net assets

of $
272

million, net of amounts
attributable to noncontrolling

interests of $
12

million, which was reflected as a

reduction in Retained earnings.
In addition, total accumulated comprehensive

income of $
95

million, including the cumulative

translation
adjustment,

was reclassified to Retained

earnings. Cash and cash equivalents

distributed with Accelleron
was $ 172

million. The results of operations

of the Turbocharging Division, are included

in the continuing
operations of the Process Automation

operating segment for all periods presented

through to the spin-off
date. In 2022 and 2021, Income

from continuing operations

before taxes, included income

of $
134

million and
$ 186

million, respectively, from this Division. In anticipation of the spin-off, the Company granted to a
subsidiary of Accelleron access

to funds in the form of a short-term

intercompany loan. At the spin-off

date,
this loan, having a principal

amount of
300

million Swiss francs ($
306

million at the date of spin-off), was due
to the Company and subsequently collected

in October 2022.
In 2021, the Company received

proceeds (net of transaction

costs and cash disposed) of $
2,958

million,
relating to divestments of consolidated

businesses and recorded

gains of $
2,193

million in Other income
(expense), net on the sales of such

businesses. These are primarily

due to the divestment of the Company’s
Mechanical Power Transmission Division

(Dodge) to RBC Bearings Inc. In

2021

Income from continuing
operations before taxes, included

net income of $
115

million from the Dodge business

which, prior to its sale
was part of the Company’s Motion operating

segment.
Investments in equity-accounted companies
In connection with the divestment of

its Power Grids business

to Hitachi in 2020 (see Note 3), the Company
initially retained a 19.9

percent interest in the business

until December 2022, when the retained

investment
was sold to Hitachi. During the Company’s

period of ownership

of the retained
19.9

percent interest, based
on its continuing involvement with

the Power Grids business, including

the membership in its governing board
of directors, the Company concluded

that it had significant influence over

Hitachi Energy. As a result, the
investment was accounted for using

the equity method through to the date

of its sale.
In September 2022, the Company and

Hitachi agreed terms to sell the Company’s

remaining investment in
Hitachi Energy to Hitachi and simultaneously

settle certain outstanding

contractual obligations relating

to the
initial sale of the Power Grids business,

including certain indemnification

guarantees (see Note 15).

The sale
of the remaining investment was completed

in December 2022, resulting

in cash proceeds of $
1,552

million
and a gain of $ 43

million which was recorded

in Other income (expense), net.
In 2023, 2022 and 2021,

the Company recorded its share

of the earnings of investees accounted

for under
the equity method of accounting in

Other income (expense), net,

as follows:
($ in millions) 2023 2022 2021
Income (loss) from equity-accounted

companies, net

of taxes
(16) (22) 38
Basis difference amortization

(net of deferred income

tax benefit)
— (80) (138)
Loss from equity-accounted

companies
(16) (102) (100)